Provisions - Movements in Provisions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [Line Items]
Beginning balance	$ 185	$ 248	$ 272
Additional provisions recognized	155	121	112
Used / forfeited during the year	(73)	(184)	(136)
Ending balance	267	185	248
Warranties [Member]
Disclosure of other provisions [Line Items]
Beginning balance	111	213	212
Additional provisions recognized	79	81	100
Used / forfeited during the year	(58)	(183)	(99)
Ending balance	132	111	213
Trade-in rights [Member]
Disclosure of other provisions [Line Items]
Beginning balance	31	0	0
Additional provisions recognized	69	31	0
Used / forfeited during the year	(13)	0	0
Ending balance	87	31	0
Employee benefits [Member]
Disclosure of other provisions [Line Items]
Beginning balance	38	30	55
Additional provisions recognized	7	9	12
Used / forfeited during the year	(2)	(1)	(37)
Ending balance	43	38	30
Others [Member]
Disclosure of other provisions [Line Items]
Beginning balance	5	5	5
Additional provisions recognized	0	0	0
Used / forfeited during the year	0	0	0
Ending balance	$ 5	$ 5	$ 5